Intangible Assets - Significant Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 2,908	€ 3,395
Customer relationships | SuccessFactors
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 132	184
Remaining Useful Life (in years)	5 years
Customer relationships | Ariba
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 203	273
Customer relationships | Ariba | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	5 years
Customer relationships | Ariba | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	7 years
Customer relationships | Concur
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 786	955
Customer relationships | Concur | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	10 years
Customer relationships | Concur | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	14 years
Customer relationships | Callidus
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 262	336
Customer relationships | Callidus | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	8 years
Customer relationships | Callidus | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	12 years
Customer relationships | Qualtrics
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 991	1,152
Customer relationships | Qualtrics | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	12 years
Customer relationships | Qualtrics | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	17 years
Customer relationships | Emarsys
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 174
Remaining Useful Life (in years)	7 years
Customer relationships | Emarsys | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	14 years
Acquired technologies | Qualtrics
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 360	€ 495
Remaining Useful Life (in years)	5 years